Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands					1 Months Ended		12 Months Ended
	Dec. 18, 2020 USD ($) $ / shares shares	Sep. 12, 2019 USD ($) shares	Jun. 26, 2019 $ / shares	Apr. 30, 2019 USD ($) item $ / shares shares	Aug. 29, 2019 USD ($) shares	Jul. 27, 2019 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)
Disclosure Of Shareholders Equity [Line Items]
Share and paid-in capital | $							$ 15,799,499	$ 9,763,078
Number Of Shares Outstanding | shares							107,279,889,530	76,086,311,036
Increase in share capital amount | $	$ 6,036,421			$ 3,000,000			$ 6,036,421
Number of shares issued | shares	31,195,387,525			18,729,788,686			107,281,698,561
Treasury shares | $							$ 272
Par value per share | $ / shares	$ 0			$ 0
Shares Issued Per Share Exchange of Merger | $ / shares	$ 0.41
Number of subscription periods | item				2
Share subscription price | $ / shares			$ 0.162
Shares subscribed and paid | shares		18,633,669,520			408,826,391	18,224,843,129
Percentage of shares subscribed and paid to total shares						97.30%
Issue of equity | $		$ 3,020,671			$ 66,274	$ 2,954,397	$ 6,036,421		$ 3,020,671
Percentage of shares subscribed and paid to total shares not subscribed					80.96%
Number of unsubscribed shares | shares		96,119,166
Percentage of shares unsubscribed to total shares under new increase		0.51%
Share offering expiration period		1 year
Number of treasury shares | shares							(1,809,031)
Enel Distribucin Ro S.A. (ex - Ampla) (Distribution) [Member]
Disclosure Of Shareholders Equity [Line Items]
Restricted net assets | $							$ 287,096
Enel Generacion Piura S.A. and Chinango [Member]
Disclosure Of Shareholders Equity [Line Items]
Restricted net assets | $							$ 355,286
Enel Amricas S.A. [Member]
Disclosure Of Shareholders Equity [Line Items]
Number Of Shares Outstanding | shares							107,219,889,530
Number of shares issued | shares							31,195,387,525	76,086,311,039
Shares Issued Per Share Exchange of Merger | $ / shares							$ 0.41
Reserve for Capital Increase year 2019
Disclosure Of Shareholders Equity [Line Items]
Expenses related to issuance and placement of shares | $								$ 20,797	$ 20,797